LOANS TO CUSTOMERS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
SCHEDULE OF LOANS TO CUSTOMERS

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Margin loans	25,418	16,082	2,066
Loans to customer from money lending business (note)	-	50,309	6,464
Less: allowance for expected credit losses	(9,517)	(6,033)	(775)
Total	15,901	60,358	7,755

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The movement of the allowance for expected credit losses was as follows:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Balance at the beginning of year	10,944	9,517	1,223
(Credited) charged to consolidated statements of loss and comprehensive loss, net	(1,427)	1,881	242
Written off	-	(5,365)	(690)
Balance at the end of the year	9,517	6,033	775